Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 534,970	$ 254,789
Less: Allowance for credit loss	(201,995)	(108,936)	$ (279)
Accounts receivable, net	$ 332,975	$ 145,853